FAIR VALUE MEASUREMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FAIR VALUE MEASUREMENT
Financial assets measured at fair value on recurring basis	$ 0	$ 0
Financial liabilities measured at fair value on recurring basis	0	0
Impairment loss for the intangible assets	$ 0	$ 19,000	$ 0